Disposals and other non-operating items - Summary of Disposals and Other Non-operating Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disposals And Nonoperating Items [Abstract]
Revaluation of investments	£ 151	£ 25	£ (11)
(Loss)/gain on disposal of businesses and assets held for sale	(21)	26	(22)
Net gain/(loss) on disposals and other non-operating items	£ 130	£ 51	£ (33)